Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	$ 4,714	$ 4,051
Allowance for credit losses for other financial assets	191	200
Other Assets And Reversal of Impairment Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Reversal of impairment loss	(12)	(11)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	4,714	4,051
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification	2,833	3,504
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification	899	726
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans	$ 439	$ 443